Impairment Losses on Financial Assets, Net	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Impairment Losses on Financial Assets, Net
9	IMPAIRMENT LOSSES ON FINANCIAL ASSETS, NET

	2018	2017	2016
	RMB million	RMB million	RMB million
Reversal of impairment charge on trade receivables (note 29)	(21)	(3)	(1)
Accrual/(reversal) of impairment charge on other receivables	48	—	(9)

	27	(3)	(10)